RELATED PARTY TRANSACTIONS (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Aggregate contributions in respect of key management personnel to defined contribution schemes	£ 50	£ 100	£ 100
Borrowings, interest rate	2.43%	2.70%	2.76%
Asset recognised for expected reimbursement, other provisions	£ 0	£ 0	£ 0
Outstanding commitments made by entity, related party transactions	10	400	1,000
Deposits from customers	£ 418,124,000	£ 415,460,000
Number of investment vehicles	134	139
Fee and commission income	£ 2,965,000	£ 3,045,000	3,252,000
Loans and advances to customers	472,498,000	457,958,000
Balances on term deposits from customers	9,000	15,000
Assets	812,109,000	817,793,000
Liabilities	762,966,000	769,328,000
Profit (loss)	3,897,000	2,164,000	956,000
Cash flows from (used in) financing activities	(5,019,000)	(10,974,000)	(6,258,000)
Interest income	£ 16,006,000	£ 16,620,000	£ 17,615,000
Key management personnel of entity or parent [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Borrowings, interest rate	4.00%	4.00%	4.70%
525110 Pension Funds [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Deposits from customers	£ 337,000	£ 171,000
Contract liabilities	£ 307,000	£ 406,000
Bottom of range [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Borrowings, interest rate	6.45%	2.49%	3.99%
Top of range [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Borrowings, interest rate	23.95%	23.95%	23.95%
Associates [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Assets	£ 4,661,000	£ 4,712,000
Liabilities	5,228,000	5,033,000
Turnover	4,601,000	4,401,000
Profit (loss)	(87,000)	(27,000)
Cash flows from (used in) financing activities	1,226,000	1,550,000
Interest income	£ 81,000	£ 127,000
Consolidated [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Number of investment vehicles	83	83
Investment Vehicles [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Current investments	£ 418,000	£ 265,000
Money redeemed from disposal of unconsolidated OEICs	616,000	826,000
Current investments in equity instruments designated at fair value through other comprehensive income	2,328,000	2,405,000
Fee and commission income	133,000	192,000
Outstanding [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Loans and advances to customers	£ 123,000	£ 173,000